EQUITY - Warrants, Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 12, 2025	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Capital Unit [Line Items]
Exercisable period			2 years	2 years
Equity-based compensation expense			$ 2,500	$ 7,900
Series E Preferred Stock
Capital Unit [Line Items]
Number of shares converted (in shares)	2,010,410
Class A Common Stock
Capital Unit [Line Items]
Warrants exercise price (in dollars per share)			$ 3.23	$ 3.23
Number of shares unissued (in shares)			456,909	456,909
Number of shares to be purchased, grant-date fair value of warrants (in shares)			259,029	777,087
Series E Preferred Stock
Capital Unit [Line Items]
Number of warrants (in shares)		2,467,319
Series E Preferred Shares in Exchange for Software License
Capital Unit [Line Items]
Number of warrants (in shares)		411,219
Capitalized software, acquired		$ 3,000
Equity-based compensation expense					$ 2,300
Number of shares to be purchased, grant-date fair value of warrants (in shares)					411,219
Series E Preferred Shares in Exchange for One Year of Software Development Services
Capital Unit [Line Items]
Number of warrants (in shares)		411,219
Series E Preferred Shares in Exchange for Two Years of Other Services
Capital Unit [Line Items]
Number of warrants (in shares)		1,644,881
Class A Common Stock
Capital Unit [Line Items]
Warrants exercise price (in dollars per share)		$ 3.23
Exercisable period		5 years
Warrant
Capital Unit [Line Items]
Equity-based compensation expense					$ 4,200
Number of shares to be purchased, grant-date fair value of warrants (in shares)					639,678